UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 1/20/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      506,551
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO COM                             COM            88579Y101   31,981   370,575 SH       SOLE                  370,575      0    0
ADOBE SYSTEMS INC                     COM            00724F101   31,574 1,025,790 SH       SOLE                1,025,790      0    0
AMAZON COM INC                        COM            23135106    11,051    61,395 SH       SOLE                   61,395      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   21,951   384,495 SH       SOLE                  384,495      0    0
SPONSOREDADR
COCA COLA CO COM                      COM            191216100   24,156   367,275 SH       SOLE                  367,275      0    0
COSTCO WHOLESALE CORP NEW COM         COM            22160K105   10,466   144,943 SH       SOLE                  144,943      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   24,951   335,680 SH       SOLE                  335,680      0    0
EBAY INC                              COM            278642103   15,119   543,266 SH       SOLE                  543,266      0    0
GARTNER INC COM                       COM            366651107    1,174    35,375 SH       SOLE                   35,375      0    0
GOOGLE INC CLASS A                    COM            38259P508   26,820    45,153 SH       SOLE                   45,153      0    0
H J HEINZ                             COM            423074103   17,523   354,285 SH       SOLE                  354,285      0    0
HANESBRANDS INC                       COM            410345102   25,513 1,004,465 SH       SOLE                1,004,465      0    0
HASBRO INC COM                        COM            418056107   16,651   352,930 SH       SOLE                  352,930      0    0
KELLOGG CO COM USD0.25                COM            487836108   20,943   410,010 SH       SOLE                  410,010      0    0
MC DONALDS CORP                       COM            580135101   26,730   348,230 SH       SOLE                  348,230      0    0
SCOTTS MIRACLE-GRO CLASS'A'COM NPV    COM            810186106   16,087   316,860 SH       SOLE                  316,860      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   COM            808513105   16,794   324,515 SH       SOLE                  324,515      0    0
A COM STK
TARGET CORP COM STK                   COM            811065101   32,061   533,197 SH       SOLE                  533,197      0    0
TIME WARNER INC USD0.01               COM            887317303   36,077 1,121,461 SH       SOLE                1,121,461      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  887317105   27,935   889,645 SH       SOLE                  889,645      0    0
WALGREEN CO COM                       COM            931422109   21,593   554,240 SH       SOLE                  554,240      0    0
WALT DISNEY CO                        COM            904767704   27,848   742,425 SH       SOLE                  742,425      0    0
WESTERN UNION CO                      COM            959802109   21,553 1,160,632 SH       SOLE                1,160,632      0    0


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